VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—30.2%
Auto Manufacturers—1.4%
Rivian Automotive, Inc. 4.625%, 3/15/29(1)	$ 9,605	$ 9,803
Commercial Services—2.6%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(2)	4,300	3,867
Global Payments, Inc. 1.500%, 3/1/31	4,285	3,797
Shift4 Payments, Inc. 0.500%, 8/1/27(1)	10,575	10,702
		18,366

Computers—2.7%
Lumentum Holdings, Inc. 0.500%, 12/15/26(1)	10,120	10,425
Western Digital Corp. 3.000%, 11/15/28	6,315	8,570
		18,995

Diversified REITS—1.4%
Digital Realty Trust LP 144A 1.875%, 11/15/29(2)	9,890	10,277
Entertainment—1.5%
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(2)	10,555	10,914
Financial Services—0.5%
Galaxy Digital Holdings LP 144A 2.500%, 12/1/29(2)	3,480	3,369
Health Care REITs—1.9%
Welltower OP LLC 144A 3.125%, 7/15/29(2)	10,365	13,806
Healthcare-Products—0.8%
iRhythm Technologies, Inc. 1.500%, 9/1/29	5,225	5,443
Internet—5.3%
Sea Ltd. 2.375%, 12/1/25	2,975	4,504
Shopify, Inc. 0.125%, 11/1/25(1)	8,225	8,192
Trip.com Group Ltd. 144A 0.750%, 6/15/29(2)	9,335	10,530
Uber Technologies, Inc. 0.000%, 12/15/25	13,260	14,838
		38,064

Leisure Time—1.5%
NCL Corp., Ltd. 2.500%, 2/15/27(1)(3)	11,185	10,793
Media—1.2%
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	7,230	8,780
	Par Value	Value

Semiconductors—4.1%
MACOM Technology Solutions Holdings, Inc. 144A 0.000%, 12/15/29(2)(4)	$ 9,455	$ 8,830
ON Semiconductor Corp. 0.000%, 5/1/27(1)	8,775	9,366
Semtech Corp. 1.625%, 11/1/27(1)(3)	2,765	3,248
Synaptics, Inc. 144A 0.750%, 12/1/31(2)	8,765	7,704
		29,148

Software—5.3%
Cloudflare, Inc. 0.000%, 8/15/26(4)	9,340	9,489
Datadog, Inc. 144A 0.000%, 12/1/29(2)(3)(4)	10,235	9,201
Guidewire Software, Inc. 144A 1.250%, 11/1/29(2)	7,000	7,697
Snowflake, Inc. 144A 0.000%, 10/1/29(2)	4,715	5,849
Tyler Technologies, Inc. 0.250%, 3/15/26	4,440	5,224
		37,460

Total Convertible Bonds and Notes (Identified Cost $207,317)		215,218

Corporate Bonds and Notes—19.4%
Computers—1.4%
Seagate HDD Cayman 8.500%, 7/15/31(1)	9,175	9,815
Diversified REITS—1.6%
Iron Mountain, Inc. 144A 7.000%, 2/15/29(1)(2)	11,005	11,303
Electronic Equipment, Instruments & Components—1.4%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)(2)	9,885	10,016
Electronics—1.1%
Coherent Corp. 144A 5.000%, 12/15/29(1)(2)(3)	8,000	7,659
Entertainment—1.1%
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)(2)(3)	8,000	7,542
Food & Beverage—1.2%
Performance Food Group, Inc. 144A 6.125%, 9/15/32(1)(2)	8,800	8,803
Healthcare-Services—1.4%
Tenet Healthcare Corp. 6.125%, 10/1/28(1)	9,845	9,821
Internet—1.3%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(2)(3)	9,250	9,524
See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Par Value	Value

Lodging—1.4%
Hilton Grand Vacations Borrower LLC 144A 5.000%, 6/1/29(1)(2)	$ 10,815	$ 9,999
Machinery-Diversified—1.3%
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)(2)	8,700	9,271
Semiconductors—3.6%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)(2)	7,550	7,543
Entegris, Inc. 144A 5.950%, 6/15/30(1)(2)	9,850	9,830
Qorvo, Inc. 4.375%, 10/15/29(1)	8,995	8,597
		25,970

Software—1.2%
UKG, Inc. 144A 6.875%, 2/1/31(1)(2)	8,560	8,807
Transportation—1.4%
XPO, Inc. 144A 7.125%, 6/1/31(1)(2)(3)	9,550	9,777
Total Corporate Bonds and Notes (Identified Cost $137,476)		138,307

	Shares
Convertible Preferred Stocks—4.4%
Aerospace & Defense—1.6%
Boeing Co. (The), 6.000%	189,070	11,605
Semiconductors & Semiconductor Equipment—1.6%
Microchip Technology, Inc., 7.500%(3)	245,620	11,657
Technology Hardware, Storage & Peripherals—1.2%
Hewlett Packard Enterprise Co., 7.625%(3)	168,895	8,479
Total Convertible Preferred Stocks (Identified Cost $32,838)		31,741

Common Stocks—58.5%
Banks—5.6%
Bank of America Corp.	217,205	8,662
Citigroup, Inc.	96,377	6,590
JPMorgan Chase & Co.(1)	65,190	15,947
Wells Fargo & Co.(1)	127,375	9,045
		40,244

Biotechnology—0.3%
Natera, Inc.(1)(5)	14,540	2,194
Capital Markets—0.9%
Morgan Stanley	55,780	6,438
Communications Equipment—2.6%
Arista Networks, Inc.(5)	54,975	4,523
	Shares	Value

Communications Equipment—continued
F5, Inc.(1)(5)	21,195	$ 5,611
Motorola Solutions, Inc.	19,105	8,414
		18,548

Consumer Staples Distribution & Retail—1.8%
Walmart, Inc.	128,640	12,510
Electric Utilities—0.4%
Constellation Energy Corp.	11,510	2,572
Electrical Equipment—0.3%
Emerson Electric Co.	22,490	2,364
Electronic Equipment, Instruments & Components—5.0%
Amphenol Corp. Class A	159,330	12,260
Celestica, Inc.(3)(5)	104,280	8,900
Flex Ltd.(5)	413,010	14,183
		35,343

Entertainment—3.3%
Netflix, Inc.(1)(5)	17,470	19,771
Walt Disney Co. (The)	44,040	4,006
		23,777

Healthcare Equipment & Supplies—3.6%
Boston Scientific Corp.(1)(5)	174,190	17,919
Intuitive Surgical, Inc.(5)	2,580	1,331
Stryker Corp.	17,690	6,614
		25,864

Healthcare Providers & Services—3.7%
McKesson Corp.(1)	26,010	18,540
Quest Diagnostics, Inc.	31,960	5,696
UnitedHealth Group, Inc.	5,650	2,324
		26,560

Hotels, Restaurants & Leisure—2.6%
Chipotle Mexican Grill, Inc. Class A(5)	64,475	3,257
Hilton Worldwide Holdings, Inc.	38,915	8,775
Royal Caribbean Cruises Ltd.	30,740	6,606
		18,638

Insurance—3.6%
Chubb Ltd.(1)	30,250	8,654
Progressive Corp. (The)(1)	60,250	16,975
		25,629

Interactive Media & Services—2.7%
Meta Platforms, Inc. Class A(1)	35,365	19,415
Machinery—1.7%
Deere & Co.	13,580	6,295
Parker-Hannifin Corp.(1)	10,180	6,160
		12,455

See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Shares	Value

Pharmaceuticals—4.1%
AstraZeneca plc Sponsored ADR	74,295	$ 5,334
Eli Lilly & Co.(1)	21,480	19,309
Roche Holding AG Sponsored ADR(3)	110,020	4,486
		29,129

Semiconductors & Semiconductor Equipment—7.3%
Broadcom, Inc.	61,725	11,880
NVIDIA Corp.	263,420	28,692
NXP Semiconductors N.V.	26,730	4,927
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	38,330	6,389
		51,888

Software—7.2%
Atlassian Corp. Class A(5)	41,985	9,586
Cadence Design Systems, Inc.(5)	17,285	5,147
Microsoft Corp.	31,295	12,370
Oracle Corp.	86,955	12,236
Salesforce, Inc.	26,420	7,099
ServiceNow, Inc.(5)	5,215	4,980
		51,418

Specialty Retail—0.6%
Home Depot, Inc. (The)	12,275	4,425
Technology Hardware, Storage & Peripherals—1.2%
Apple, Inc.	38,820	8,249
Total Common Stocks (Identified Cost $365,816)		417,660

Equity-Linked Note—1.5%
Financial Services—1.5%
Goldman Sachs Finance Corp. 4.000%, 9/28/26(6)	7,880,000	10,345
Total Equity-Linked Note (Identified Cost $9,516)		10,345

Total Long-Term Investments—114.0% (Identified Cost $752,963)		813,271

Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.222%)(7)	7,416,972	7,417
Total Short-Term Investment (Identified Cost $7,417)		7,417

	Shares	Value

Securities Lending Collateral—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.207%)(7)(8)	7,087,157	$ 7,087
Total Securities Lending Collateral (Identified Cost $7,087)		7,087

TOTAL INVESTMENTS—116.0% (Identified Cost $767,467)		$827,775
Other assets and liabilities, net—(16.0)%		(114,135)
NET ASSETS—100.0%		$713,640

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	All or a portion of securities is segregated as collateral for the Liquidity Facility. The value of securities segregated as collateral is $175,222.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, these securities amounted to a value of $202,118 or 28.3% of net assets.
(3)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(4)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(5)	Non-income producing.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	88%
Cayman Islands	3
Canada	2
Singapore	2
Switzerland	1
Bermuda	1
Taiwan	1
Other	2
Total	100%
† % of total investments as of April 30, 2025.

See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of April 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$215,218	$—	$215,218	$—
Corporate Bonds and Notes	138,307	—	138,307	—
Equity Securities:
Convertible Preferred Stocks	31,741	31,741	—	—
Common Stocks	417,660	417,660	—	—
Equity-Linked Note	10,345	—	—	10,345
Money Market Mutual Fund	7,417	7,417	—	—
Securities Lending Collateral	7,087	7,087	—	—
Total Investments	$827,775	$463,905	$353,525	$10,345
There were no transfers into or out of Level 3 related to securities held at April 30, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Equity-Linked Notes
Investments in Securities
Balance as of January 31, 2025:	$ 8,443	$ 8,443
Net change in unrealized appreciation (depreciation)(a)	(150)	(150)
Purchases	2,052	2,052
Balance as of April 30, 2025	$ 10,345	$ 10,345
(a) The net change in unrealized appreciation (depreciation) on investments still held at April 30, 2025, was $(150).
See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.